INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 4,875	$ 4,875
Accumulated amortization	4,833	4,812
Amortized cost	42	63
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,170	2,170
Accumulated amortization	2,170	2,170
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,015	1,015
Accumulated amortization	1,015	1,015
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	229	229
Accumulated amortization	187	166
Capitalized developed costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	791	791
Video technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,433	4,433
Accumulated amortization	1,461	1,461
Impairment	$ (3,763)	$ (3,763)